INCOME TAXES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Income Taxes [Line Items]
Undistributed Earnings of Foreign Subsidiaries	$ 3,000,000
Unrecognized deferred tax liability from undistributed earnings of foreign subsidiaries	170,000
Tax holiday income tax benefits	40,000	$ 29,000	$ 37,000
Deferred tax assets valuation allowance	1,480,678	1,056,022
Increase in deferred tax valuation allowance	424,656	(54,777)
Tax credit carryforwards	1,380,841	940,640
Operating Loss Carryforwards	809,894
Unrecognized tax benefits	1,744,481	1,469,336	1,344,460
Unrecognized tax benefits potential to favorably impact effective tax rate	1,289,173	1,083,065
Unrecognized tax benefits from adjustments to equity	455,308	386,271
Unrecognized tax benefits, interest and penalties expense	21,137	25,369	$ 35,285
Unrecognized tax benefits, interest and penalties accrued pre-tax	172,163	177,610
Unrecognized Tax Benefits Income Tax Penalties Accrued Net Of Tax Benefits	161,753	$ 159,814
Decrease in Unrecognized Tax Benefits is Reasonably Possible	358,000
Increase in Unrecognized Tax Benefits is Reasonably Possible	572,000
Tax Credit Carryforwards Expiring Between 2022 and 2031
Income Taxes [Line Items]
Tax credit carryforwards	31,995
Tax Credit Carryforwards Expiring Between 2032 and 2041
Income Taxes [Line Items]
Tax credit carryforwards	336
Tax Credit Carryforwards with Indefinite Carryforward Period
Income Taxes [Line Items]
Tax credit carryforwards	1,348,510
Net Operating Loss Carryforwards Expiring Between 2022 and 2031
Income Taxes [Line Items]
Operating Loss Carryforwards	200,928
Net Operating Loss Carryforwards Expiring Between 2032 and 2041
Income Taxes [Line Items]
Operating Loss Carryforwards	13,640
Net Operating Loss Carryforwards with Indefinite Carryforward Period
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 595,326